Note 19 - Pension Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Expected Future Benefit Payments Over Next 10 Years	$ 0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Amount, Ending Balance	10
Pension Plan [Member]
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	9,673	$ 4
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	395	689
Defined Benefit Plan, Actuarial Gain on Plan Assets	9,277	685
Defined Benefit Plan, Plan Assets, Amount, Ending Balance	$ 10	$ 37,177	$ 38,813